Expense Example	Macquarie VIP Core Equity Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Core Equity Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Core Equity Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Core Equity Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Growth Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Growth Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Growth Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Growth Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Mid Cap Growth Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Mid Cap Growth Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Mid Cap Growth Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Mid 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Years	Macquarie VIP Small Cap Growth Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Small Cap Growth Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Small Cap Growth Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Small Cap Growth Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Small Cap Growth Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Small Cap Growth Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Value Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Value Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Value Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Value Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Corporate Bond Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Corporate Bond Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Corporate Bond Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Corporate Bond Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP High Income Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP High Income Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP High Income Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP High Income Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP High Income Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP High Income Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP High Income Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP High Income Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Limited-Term Bond Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Limited-Term Bond Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Limited-Term Bond Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Limited-Term Bond Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Global Growth Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Global Growth Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Global Growth Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Global Growth Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP International Core Equity Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP International Core Equity Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP International Core Equity 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10 Years	Macquarie VIP Energy Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Energy Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Energy Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Energy Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Natural Resources Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Natural Resources Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Natural Resources Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Natural Resources Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Science and Technology Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Science and Technology Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Science and Technology Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Science and Technology Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Science and Technology Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Science and Technology Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Science and Technology Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Science and Technology Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Aggressive Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Pathfinder Aggressive Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Pathfinder Aggressive Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Pathfinder Aggressive Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Moderately Aggressive Series Service Class 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Moderate - Managed Volatility Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class Expense Example, with Redemption, 10 Years
USD ($)	97	313	548	1,220	102	318	552	1,225	112	365	637	1,414	87	286	502	1,125	119	372	644	1,420	91	292	511	1,139	116	371	645	1,428	102	323	561	1,246	80	251	438	977	73	227	395	883	98	306	531	1,178	81	267	470	1,054	106	378	671	1,503	88	287	503	1,126	113	366	638	1,415	61	227	407	927	87	306	542	1,222	105	334	582	1,291	94	321	567	1,271	119	399	700	1,556	132	412	713	1,568	92	287	498	1,108	117	365	633	1,398	115	359	622	1,375	99	309	536	1,190	99	309	536	1,190	97	303	525	1,166	101	315	547	1,213	117	367	637	1,408	119	389	679	1,504	116	407	719	1,606